Fair Value Measurements - Reconciliation Assets Level 3 (Details) (MSRs, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 42,202
Changes in fair value recognized in earnings	14,422 [1]
Purchases	1,887
Sales	0
Issuances	111,783
Settlements	0
Transfers into Level 3	0
Transfers out of Level 3	0
Balance at end of period	170,294
Changes in mortgage servicing rights valuation
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in fair value recognized in earnings	$ (14,422)

[1]	Recognized in the consolidated statements of income within “Changes in mortgage servicing rights valuation”